TRADE RECEIVABLES - Trade Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Trade receivables	[1]	$ 80,078	$ 54,170
Balances due from related parties		463	575
Cost
Disclosure of financial assets [line items]
Trade receivables		80,687	54,787
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade receivables		(609)	(617)
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year		(617)	(438)	$ (243)
Additions		5	(928)	(205)
Additions related to business combinations (note 23)		0	0	(109)
Write-off of receivables		3	749	117
Translation		0	0	2
Balance at end of year		(609)	(617)	$ (438)
Accounts receivable | Cost
Disclosure of financial assets [line items]
Trade receivables		71,846	47,466
Unbilled revenue | Cost
Disclosure of financial assets [line items]
Trade receivables		$ 8,841	$ 7,321

[1]	Includes balances due from related parties of 463 and 575 as of December 31, 2017 and 2016, respectively. See note 21.1.